As filed with the Securities and Exchange Commission on February 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
December 31, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 66.49%
Air Freight & Logistics - 1.55%
United Parcel Service, Inc.		13,200	$ 933,504
Beverages - 1.67%
The Coca-Cola Co.		16,400	1,006,468
Biotechnology - 0.66%
Amgen, Inc. (a)		8,500	394,740
Communications Equipment - 2.65%
Cisco Systems, Inc. (a)		59,000	1,597,130
Computers & Peripherals - 1.03%
Dell, Inc. (a)		25,200	617,652
Consumer Finance - 0.96%
Discover Financial Services		38,500	580,580
Diversified Consumer Services - 3.94%
Apollo Group, Inc. (a)		8,200	575,230
Career Education Corp. (a)		20,000	502,800
Corinthian Colleges, Inc. (a)		84,000	1,293,600
			2,371,630
Diversified Financial Services - 4.58%
Bank of America Corp.		23,600	973,736
J.P. Morgan Chase & Co.		19,000	829,350
Moody's Corp.		26,800	956,760
			2,759,846
Electronic Equipment & Instruments - 0.98%
Anixter International, Inc. (a)		9,500	591,565
Food & Staples Retailing - 3.82%
CVS Corp.		25,000	993,750
Walgreen Co.		14,000	533,120
Wal-Mart Stores, Inc.		16,300	774,739
			2,301,609
Food Products - 1.71%
Kraft Foods, Inc.		16,000	522,080
Nestle SA - ADR		4,400	505,234
			1,027,314
Health Care Equipment & Supplies - 4.48%
Covidien Ltd.		16,200	717,498
Medtronic, Inc.		23,000	1,156,210
Zimmer Holdings, Inc. (a)		12,500	826,875
			2,700,583
Health Care Providers & Services - 2.72%
Cardinal Health, Inc.		18,000	1,039,500
McKesson Corp.		9,100	596,141
			1,635,641
Hotels Restaurants & Leisure - 0.39%
Wyndham Worldwide Corp.		10,000	235,600
Industrial Conglomerates - 3.41%
General Electric Co.		35,000	1,297,450
Tyco International Ltd.		19,000	753,350
			2,050,800
Insurance - 4.68%
American International Group, Inc.		24,000	1,399,200
Berkshire Hathaway, Inc. (a)		10	1,416,000
			2,815,200
IT Services - 5.67%
Electronic Data Systems Corp.		58,000	1,202,340
Fiserv, Inc. (a)		20,000	1,109,800
Metavante Technologies, Inc.		16,000	373,120
Western Union Co.		30,000	728,400
			3,413,660
Media - 0.66%
The McGraw-Hill Companies, Inc.		9,100	398,671
Multiline Retail - 1.24%
Kohl's Corp. (a)		16,300	746,540
Oil, Gas & Consumable Fuels - 4.83%
ChevronTexaco Corp.		15,700	1,465,281
Exxon Mobil Corp.		15,400	1,442,826
			2,908,107
Pharmaceuticals - 4.77%
Johnson & Johnson		19,400	1,293,980
Merck & Co., Inc.		14,300	830,973
Pfizer, Inc.		33,000	750,090
			2,875,043
Road & Rail - 1.11%
Burlington Northern Santa Fe Corp.		8,000	665,840
Semiconductor & Semiconductor Equipment - 1.39%
Microchip Technology, Inc.		26,700	838,914
Software - 4.37%
Microsoft Corp.		74,000	2,634,400
Specialty Retail - 2.70%
Cabela's, Inc. (a)		64,000	964,480
Cost Plus, Inc. (a)		90,000	390,600
Home Depot, Inc.		10,000	269,400
			1,624,480
Thrifts & Mortgage Finance - 0.52%
Washington Mutual, Inc.		23,200	315,752
TOTAL COMMON STOCKS (Cost $42,302,590)			40,041,269

PREFERRED STOCKS - 3.51%
Diversified Financial Services - 0.87%
Citigroup Capital		24,270	520,591
Security And Commodity Brokers, Dealers, Exchanges, And Services - 1.25%
Fifth Third Capital		35,000	755,300
Thrifts & Mortgage Finance - 1.39%
Federal Home Loan Mortgage Corp. (a)		32,000	836,800
TOTAL PREFERRED STOCKS (Cost $2,265,162)			2,112,691
EXCHANGE-TRADED FUND - 0.79%
Vanguard Tax-managed Fund		10,000	479,200
TOTAL EXCHANGE-TRADED FUND (Cost $520,400)			479,200
		Principal
		Amount	Value
CORPORATE BONDS - 19.41%
Beverages - 1.66%
Anheuser-Busch Companies, Inc.
5.750%, 01/15/2011		$1,000,000	1,000,321
Capital Markets - 1.61%
Bear Stearns Companies, Inc.
4.550%, 06/23/2010		1,000,000	967,517
Chemicals - 1.74%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009		1,000,000	1,045,536
Credit Intermediation and Related Activities - 1.71%
Household Finance Corp.
6.375%, 11/27/2012		1,000,000	1,029,417
Electric, Gas, And Sanitary Services - 1.72%
WPS Resources Corp.
7.000%, 11/01/2009		1,000,000	1,038,090
Food & Staples Retailing - 1.74%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009		1,000,000	1,045,513
Insurance - 1.72%
Marsh & McLennan Companies, Inc.
7.125%, 06/15/2009		1,000,000	1,034,289
Non-depository Credit Institutions - 4.18%
American General Financial Corp.
5.800%, 09/15/2013		500,000	501,551
American General Finance Co.
5.850%, 06/01/2013		1,000,000	990,097
General Electric Capital Corp.
5.200%, 02/01/2011		1,000,000	1,026,747
			2,518,395
Publishing Industries - 1.68%
Oracle Corp.
5.000%, 01/15/2011		1,000,000	1,013,931
Specialty Retail - 1.65%
Home Depot, Inc.
4.625%, 08/15/2010		1,000,000	993,936
TOTAL CORPORATE BONDS (Cost $11,574,455)			11,686,945
U.S. GOVERNMENT AGENCY ISSUES - 2.52%
Federal Home Loan Bank, 5.000%, 07/12/2010		500,000	516,940
Federal National Mortgage Association, 5.500%, 04/25/2022		1,000,000	1,002,134
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,486,390)			1,519,074
SHORT-TERM INVESTMENTS - 6.62%
Variable Rate Demand Notes - 6.62%
Aim Liquid Assets
3.871% (b)		2,400,000	2,400,000
AIM STIT-STIC Prime Portfolio
5.233% (b)		1,585,262	1,585,262
TOTAL SHORT-TERM INVESTMENTS (Cost $3,985,262)			3,985,262
Total Investments (Cost $62,134,259) - 99.34%			59,824,441
Other Assets in Excess of Liabilities - 0.66%			394,655
TOTAL NET ASSETS - 100.00%			$ 60,219,096

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of December 31, 2007.

Plumb Equity Fund
Schedule of Investments
December 31, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 98.18%
Air Freight & Logistics - 2.27%
United Parcel Service, Inc.		6,000	$ 424,320
Beverages - 2.30%
The Coca-Cola Co.		7,000	429,590
Communications Equipment - 4.06%
Cisco Systems, Inc. (a)		28,000	757,960
Computers & Peripherals - 1.57%
Dell, Inc. (a)		12,000	294,120
Consumer Finance - 1.53%
Discover Financial Services		19,000	286,520
Diversified Consumer Services - 4.56%
Career Education Corp. (a)		10,000	251,400
Corinthian Colleges, Inc. (a)		39,000	600,600
			852,000
Diversified Financial Services - 6.85%
Bank of America Corp.		11,000	453,860
J.P. Morgan Chase & Co.		8,800	384,120
Moody's Corp.		12,400	442,680
			1,280,660
Electronic Equipment & Instruments - 1.60%
Anixter International, Inc. (a)		4,800	298,896
Food & Staples Retailing - 5.81%
CVS Corp.		12,000	477,000
Walgreen Co.		6,000	228,480
Wal-Mart Stores, Inc.		8,000	380,240
			1,085,720
Food Products - 2.57%
Kraft Foods, Inc.		7,000	228,410
Nestle SA - ADR		2,200	252,617
			481,027
Health Care Equipment & Supplies - 7.03%
Covidien Ltd.		7,850	347,676
Medtronic, Inc.		11,300	568,051
Zimmer Holdings, Inc. (a)		6,000	396,900
			1,312,627
Health Care Providers & Services - 3.88%
Cardinal Health, Inc.		8,000	462,000
McKesson Corp.		4,000	262,040
			724,040
Industrial Conglomerates - 5.18%
General Electric Co.		17,000	630,190
Tyco International Ltd.		8,500	337,025
			967,215
Insurance - 7.13%
American International Group, Inc.		11,500	670,450
Berkshire Hathaway, Inc. - Class A (a)		4	566,400
Berkshire Hathaway, Inc. - Class B (a)		20	94,720
			1,331,570
IT Services - 8.67%
Electronic Data Systems Corp.		27,500	570,075
Fiserv, Inc. (a)		9,000	499,410
Metavante Technologies, Inc.		8,000	186,560
Western Union Co.		15,000	364,200
			1,620,245
Media - 1.01%
The McGraw-Hill Companies, Inc.		4,300	188,383
Multiline Retail - 2.03%
Kohl's Corp. (a)		8,300	380,140
Oil, Gas & Consumable Fuels - 7.21%
ChevronTexaco Corp.		7,200	671,976
Exxon Mobil Corp.		7,200	674,568
			1,346,544
Pharmaceuticals - 6.91%
Johnson & Johnson		8,500	566,950
Merck & Co., Inc.		6,600	383,526
Pfizer, Inc.		15,000	340,950
			1,291,426
Road & Rail - 1.78%
Burlington Northern Santa Fe Corp.		4,000	332,920
Semiconductor & Semiconductor Equipment - 2.02%
Microchip Technology, Inc.		12,000	377,040
Software - 6.67%
Microsoft Corp.		35,000	1,246,000
Specialty Retail - 4.67%
Cabela's, Inc. (a)		31,300	471,691
Cost Plus, Inc. (a)		55,000	238,700
Home Depot, Inc.		6,000	161,640
			872,031
Thrifts & Mortgage Finance - 0.87%
Washington Mutual, Inc.		12,000	163,320
TOTAL COMMON STOCKS (Cost $19,389,392)			18,344,314
EXCHANGE-TRADED FUND - 1.92%
Vanguard Tax-managed Fund		7,500	359,400
TOTAL EXCHANGE-TRADED FUND (Cost $390,300)			359,400
Total Investments (Cost $19,779,692) - 100.10%			18,703,714
Liabilities in Excess of Other Assets - (0.10)%			(18,567)
TOTAL NET ASSETS - 100.00%			$ 18,685,147

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Plumb Balanced Fund

Cost of investments	$62,134,259

Gross unrealized appreciation	2,257,273
Gross unrealized depreciation	(4,567,092)
Net unrealized appreciation	$(2,309,819)

Plumb Equity Fund

Cost of investments	$19,779,692

Gross unrealized appreciation	948,261
Gross unrealized depreciation	(2,024,239)
Net unrealized appreciation	$(1,075,978)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date   2/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date   2/20/2008

By (Signature and Title)* /s/ Tomothy R. O’Brien
Timothy R. O’Brien, Treasurer

Date   2/14/2008

* Print the name and title of each signing officer under his or her signature.